Cost of sales	12 Months Ended
Dec. 31, 2018
Cost of sales
Cost of sales

15. Cost of sales

Cost of sales includes personnel expenses, cost of material, purchased services, cost for finished goods and allocated indirect costs related to production.

COST OF SALES

	Year Ended December 31,
	2018	2017 (1)	2016
	(€ in thousands)
Personnel expenses	(5,404)	(4,344)	(3,570)
Material costs	(7,082)	(6,443)	(6,837)
Depreciation	(2,197)	(2,071)	(1,562)
Other expenses	(2,598)	(1,510)	(2,512)
Allowance for slow-moving inventory	417	515	(954)
Total	(16,864)	(13,853)	(15,435)

(1) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6.

In 2018, other expenses consisted of rental and building expenses (kEUR 491), travel expenses (kEUR 294) and license fees (kEUR 92). In 2017, other expenses consisted of license fees (kEUR 404), rental and building expenses (kEUR 463) and travel expenses (kEUR 296).

In 2016, other expenses consisted of rental and building expenses (kEUR 644), license fees (kEUR 421), travel expenses (kEUR 414) and tooling kits (kEUR 198).